Basis of Preparation, Significant Accounting Policies and Estimates	6 Months Ended
Jun. 30, 2024
Basis of Preparation, Significant Accounting Policies and Estimates [Abstract]
Basis of preparation, significant accounting policies and estimates

3. Basis of preparation, significant accounting policies and estimates

3.1. Basis of preparation

Lifezone’s Unaudited Condensed Consolidated Interim Financial Statements for the six months ended June 30, 2024, have been prepared in accordance with International Accounting Standard (“IAS”) 34, “Interim Financial Reporting” under the International Financial Reporting Standards (“IFRS”), as issued by the International Accounting Standards Board (“IASB”) and are reported in U.S. dollars (“USD” or “$”).

These Unaudited Condensed Consolidated Interim Financial Statements should be read in conjunction with the Company’s Audited Consolidated Financial Statements contained on its Form 20-F for the year ended December 31, 2023, as some disclosures from the annual consolidated financial statements have been condensed or omitted.

These Unaudited Condensed Consolidated Interim Financial Statements incorporate the financial statements of the Company and its controlled subsidiaries as of June 30, 2024. Control exists when the Company has the power, directly or indirectly, to govern the financial and operating policies of an entity so as to obtain benefits from its activities. The consolidated financial statements include the accounts of the Company and its subsidiaries. Intercompany balances, transactions, income and expenses are eliminated on consolidation.

The information furnished herein reflects all normal recurring entries, that are in the opinion of management, necessary for a fair statement of the results for the interim periods reported.

Operating results for the six-month period ended June 30, 2024, are not necessarily indicative of the results that may be expected for the year ending December 31, 2024.

The Unaudited Condensed Consolidated Interim Financial Statements have been prepared on a historical cost basis unless otherwise stated.

3.2. Going concern

The management of Lifezone has assessed the going concern assumptions of Lifezone during the preparation of these Unaudited Condensed Consolidated Interim Financial Statements. As of June 30, 2024, Lifezone had consolidated cash and cash equivalents of $63.5 million, an increase of $14.1 million from $49.4 million as of December 31, 2023. The increase reflects gross proceeds received from the $50.0 million non-brokered unsecured convertible debentures, $1.5 million proceeds received from Glencore relating to the partnership to recycle platinum, palladium and rhodium in the United States, offset by cash usage of $35.1 million during the period.

The Unaudited Condensed Consolidated Interim Financial Statements have been prepared on a going concern basis which contemplates the continuity of normal business activities, the realization of assets and discharge of liabilities in the ordinary course of business. Lifezone has not generated significant revenues from operations and, as common with many exploration-stage mining companies, Lifezone raises financing for its exploration, study and research and development activities in discrete tranches. Based on Lifezone’s current and anticipated liquidity and funding requirements, Lifezone will need additional capital in the future to fund its operations and project developments. In the event Lifezone issues additional equity in the future, shareholders could face significant dilution in their holdings.

Lifezone’s future operating losses and capital requirements may vary materially from those currently planned and will depend on many factors including Lifezone’s growth rate, the execution of various growth projects, and the demand for the Hydromet Technology, exploration and evaluation cost and capital costs in relation to the Kabanga Nickel Project, and the demand and prices for the minerals we envision extracting in our metals extraction business and as well as for Lifezone’s working capital requirements.

To enhance our liquidity position and increase our cash reserve for existing operations and future investments, we continue to explore arrangements with potential customers for the offtake of the metals that we expect to produce in the future from the Kabanga Nickel Project, and we may in the future seek equity, mezzanine, alternative or debt financing. Additionally, we may receive the proceeds from any exercise of any warrants in cash. Each Lifezone warrant represents the right to purchase one ordinary Lifezone share at a price of $11.50 per share in cash.

We believe the likelihood that warrant holders will exercise their warrants, and therefore the amount of cash proceeds that we would receive is dependent upon the market price of our Lifezone ordinary shares. On August 16, 2024, the market price for our Lifezone ordinary shares was $6.65. When the market price for our Lifezone ordinary shares is less than $11.50 per share (i.e., the warrants are “out of the money”), we believe warrant holders will be unlikely to exercise their warrants. If all the warrants are exercised, an additional 14,391,141 Lifezone ordinary shares would be outstanding.

In the event that Lifezone is unable to secure sufficient funding, it may not be able to fully develop its projects, and this may have a consequential impact on the carrying value of the related exploration and evaluation assets and the investment in its subsidiaries as well as the going concern status of Lifezone. Given the nature of Lifezone’s current activities, it will remain dependent on equity, mezzanine, alternative or debt funding or monetizing the offtake from the Kabanga Nickel Project until such time as the Lifezone becomes self-financing from the commercial production of metals and minerals and royalties received from intellectual property rights linked to its Hydromet Technology. To the extent that Lifezone foresees increasing financing risks, jeopardizing the existence of Lifezone, Lifezone can accelerate the reduction of costs and aim for smaller, more targeted capital raises.

3.3. Accounting pronouncements

The accounting policies adopted in the preparation of the Unaudited Condensed Consolidated Interim Financial Statements are consistent with those followed in the preparation of the annual consolidated financial statements of the Company for the year ended December 31, 2023, except for the adoption of new standards effective as of January 1, 2024.

Lifezone has not early adopted any standard, interpretation or amendment that has been issued but is not yet effective.

Several amendments apply for the first time in 2024, but do not have an impact on Unaudited Condensed Consolidated Interim Financial Statements of the Company, as follows:

●	Lease Liability in a Sale and Leaseback – Amendments to IFRS 16 Leases.

●	Classification of liabilities as Current or Non-Current and Non-current Liabilities with Covenants – Amendments to IAS 1 Presentation of Financial Statements.

●	Amendments to IAS 7 Statement of Cash Flows and IFRS 7 Financial Instruments: Disclosures – Supplier Finance Arrangements.

Management anticipates that all relevant pronouncements will be adopted for the first period beginning on or after the effective date of the pronouncement. New IFRS, amendments and Interpretations not adopted in the current year have not been disclosed as they are not expected to have a material impact on the Lifezone’s financial statements.

3.4. Basis of consolidation

Consolidation of a subsidiary begins when Lifezone obtains control over the subsidiary and ceases when Lifezone loses control of the subsidiary.

Profit or loss and each component of other comprehensive income are attributed to the equity holders of the Company as the parent entity of Lifezone and to the non-controlling interests, even if this results in the non-controlling interests having a deficit balance. When necessary, adjustments are made to the financial statements of subsidiaries to bring their accounting policies in line with Lifezone’s accounting policies. All intra-group assets and liabilities, equity, income, expenses, and cash flows relating to transactions between members of Lifezone are eliminated on full consolidation.

A change in the ownership interest of a subsidiary, without a loss of control, is accounted for as an equity transaction. If Lifezone loses control over a subsidiary, it derecognizes the related assets (including goodwill), liabilities, non-controlling interest, and other components of equity, while any resultant gain or loss is recognized in profit or loss. Any investment remains recognized at fair value.

Lifezone attributes total comprehensive income or loss of subsidiaries between the owners of the Company as the parent entity and the non-controlling interests based on their respective ownership interests.

The Unaudited Condenses Consolidated Interim Financial Statements comprise the financial statements as of June 30, 2024, of the following 19 subsidiaries.

			Principal	Percentage (%)
	Principal	Country of	place of	Ownership	NCI	Ownership	NCI
Name of subsidiary	activities	incorporation	Business	2024	2024	2023	2023
Aqua Merger Sub (dissolved April 8, 2024)	Holding company	Cayman Islands	Cayman Islands	100.0%	0.0%	100.0%	0.0%
Lifezone Holdings Limited	Holding company	Isle of Man	United Kingdom	100.0%	0.0%	100.0%	0.0%
Lifezone Limited	Holding company	Isle of Man	United Kingdom	100.0%	0.0%	100.0%	0.0%
Lifezone US Holdings Limited	Holding company	United Kingdom	United Kingdom	100.0%	0.0%	100.0%	0.0%
Lifezone Holdings US, LLC	Holding company	United State of America	United State of America	100.0%	0.0%	100.0%	0.0%
Lifezone Services US, LLC	Service company	United State of America	United State of America	100.0%	0.0%	100.0%	0.0%
Lifezone Recycling US, LLC	Recycling	United State of America	United State of America	94.0%	6.0%	100.0%	0.0%
LZ Services Limited	Service company	United Kingdom	United Kingdom	100.0%	0.0%	100.0%	0.0%
Kabanga Holdings Limited	Holding company	Cayman Islands	Cayman Islands	83.0%	17.0%	83.0%	17.0%
Kabanga Nickel Company Limited	Holding company	Tanzania	Tanzania	83.0%	17.0%	83.0%	17.0%
Kabanga Nickel Limited	Holding company	United Kingdom	United Kingdom	83.0%	17.0%	83.0%	17.0%
Kagera Mining Company Limited	Mining	Tanzania	Tanzania	83.0%	17.0%	83.0%	17.0%
Lifezone Asia-Pacific Pty Ltd	Service company	Australia	Australia	100.0%	0.0%	100.0%	0.0%
The Simulus Group Pty Limited	Holding company	Australia	Australia	100.0%	0.0%	100.0%	0.0%
Simulus Pty Limited	Laboratory and Engineering	Australia	Australia	100.0%	0.0%	100.0%	0.0%
Romanex International Limited	Holding company	Canada	Canada	83.0%	17.0%	83.0%	17.0%
Tembo Nickel Corporation Limited	Mining	Tanzania	Tanzania	69.7%	30.3%	69.7%	30.3%
Tembo Nickel Mining Company Limited	Mining	Tanzania	Tanzania	69.7%	30.3%	69.7%	30.3%
Tembo Nickel Refining Company Limited	Refining	Tanzania	Tanzania	69.7%	30.3%	69.7%	30.3%

Lifezone Holdings US, LLC, Lifezone US Holdings LLC and Lifezone Recycling US, LLC were incorporated on September 15, 2023, in the state of Delaware, USA. Lifezone US Holdings Limited was incorporated on September 12, 2023, in England and Wales. Excluding Lifezone Recycling US, LLC and Lifezone Services US, LLC, investments in these other entities as of June 30, 2023, reflect the nominal share value.

3.5. Foreign Private Issuer status

Given the Company is incorporated in the Isle of Man, it is considered a Foreign Private Issuer (“FPI”) under the securities laws of the U.S. and the rules of the NYSE.

In our capacity as an FPI, we are exempt from certain rules under the Exchange Act that impose certain disclosure obligations and procedural requirements for proxy solicitations under Section 14 of the Exchange Act. Moreover, we are not required to file periodic reports and financial statements with the SEC as frequently or as promptly as United States companies whose securities are registered under the Exchange Act. In addition, we are not required to comply with Regulation FD, which restricts the selective disclosure of material information. NYSE listing rules include certain accommodations in the corporate governance requirements that allow FPI, such as us, to follow “home country” corporate governance practices in lieu of the otherwise applicable corporate governance standards of NYSE.

FPIs may prepare their financial statements using US GAAP; or IFRS pursuant to Regulation S-X Rule 4-01(a)(2). In the case of FPIs that use the English-language version of IFRS as issued by the International Accounting Standards Board, or IASB IFRS, no reconciliation to US GAAP is needed.

We may take advantage of these exemptions until such time as we are no longer an FPI. We are required to determine our status as an FPI on an annual basis at the end of each second fiscal quarter.

We would cease to be an FPI at such time as more than 50% of our outstanding voting securities are held by United States residents and any of the following three circumstances applies:

1.	the majority of our executive officers or directors are United States citizens or residents.

2.	more than 50% of our assets are located in the United States; or

3.	our business is administered principally in the United States.

If we lose our FPI status we would be required to comply with Exchange Act reporting and other requirements applicable to U.S. domestic issuers, which are more detailed and extensive than the requirements for FPIs.

FPI status requires implementing procedures and processes to address public company regulatory requirements and customary practices. Management expects to incur additional annual expenses as a public company.

3.6. Emerging Growth Company status

We are an Emerging Growth Company (“EGC”), as defined in the Jumpstart Our Business Startups Act of 2012 (the (“JOBS Act”). As such, we are eligible to take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not EGCs. This includes, but is not limited to, not being required to comply with the auditor attestation requirements of Section 404 of the Sarbanes-Oxley Act of 2002 (the “Sarbanes-Oxley Act” or “SOX”), reduced disclosure obligations regarding executive compensation in their periodic reports and proxy statements and exemptions from the requirements of holding a non-binding advisory vote on executive compensation and shareholder approval of any golden parachute payments not previously approved.

We will continue to qualify as an EGC until the earliest to occur of:

1.	the last day of the fiscal year during which we had total annual gross revenues of US$1,235,000,000 (as such amount is indexed for inflation every 5 years by the SEC or more;

2.	the last day of our fiscal year following the fifth anniversary of the date of the first sale of equity securities pursuant to an effective registration statement under the Securities Act;

3.	the date on which we have, during the previous 3-year period, issued more than US$1,000,000,000 in non-convertible debt; or

4.	the date on which we are deemed to be a “Large Accelerated Filer”, as defined in Exchange Act Rule 12b-2. Lifezone would become a Large Accelerated Filer if Lifezone has a public float of greater than $700.0 million, has been filing periodic reports for at least 12 months, has previously filed at least one annual report, and is not a smaller reporting company.

5.	Section 103 of the JOBS Act provides that an EGC is not required to comply with the requirement to provide an auditor’s report on ICFR under Section 404(b) of the Sarbanes-Oxley Act. An EGC still has to perform management’s assessment of internal control over financial reporting (SOX 404(a)) and the disclosure requirement of Item 308(a) of Regulation S-K). As Lifezone is a newly public company, a SOX phase-in exception applies whereby the management report is not required until the second annual report.

On September 21, 2023, Lifezone engaged Mazars LLP, a specialist SOX compliance knowledge and internal controls expert to support the implementation of SOX compliance requirements to assist Lifezone to be SOX compliant by December 31, 2024.

We expect to continue to be an EGC for the foreseeable future.

3.7. Functional and reporting currency

These Unaudited Condensed Consolidated Interim Financial Statements are presented in USD, which is Lifezone’s functional currency, and all values are rounded to the nearest USD, except where otherwise indicated. The functional currency is the currency of the primary economic environment in which the entity operates. Accordingly, Lifezone measures its financial results and financial position in USD, expressed as $ in this document.

Lifezone incurs transactions mainly in USD, British Pounds (“GBP”), Australian Dollars (“AUD”) and Tanzanian Shillings (“TZS”).

The subsidiaries LZ Services Limited (“LZSL”) a company incorporated in England and Wales, and Lifezone Asia-Pacific Pty Ltd, a company incorporated in Australia, are both wholly-owned subsidiaries of Lifezone Limited, and have functional currencies as GBP and AUD respectively. Simulus and its subsidiary Simulus Pty Limited, both companies incorporated in Australia, are wholly owned subsidiaries of Lifezone Asia-Pacific Pty Ltd and have functional currencies of AUD.

3.8. Significant accounting judgements, estimates and assumptions

The preparation of Lifezone’s Unaudited Condensed Consolidated Interim Financial Statements requires management to make judgements, estimates and assumptions that affect the reported amounts of revenues, expenses, assets and liabilities, including contingent assets and liabilities, and the accompanying disclosures. Actual results may differ from these estimates and uncertainty about these assumptions and estimates could result in outcomes that require a material adjustment to the carrying amount of assets or liabilities affected in the future period.

Except as described below, the judgements, estimates and assumptions applied in these Unaudited Condensed Consolidated Interim Financial Statements, including the key sources of estimation uncertainty, were the same as those applied in Lifezone’s last annual financial statements for the year ended December 31, 2023.

Hybrid Financial Instruments: Convertible debentures with embedded derivatives

Lifezone has issued convertible debentures with embedded derivatives, classified as hybrid financial instruments, which are initially measured at fair value and adjusted for transaction costs.

The host debt instrument is classified and measured at amortized cost, while the embedded derivatives are accounted for separately at FVTPL.

On initial recognition, Lifezone uses the residual value method to allocate the principal amount of the convertible debentures between the two components: host debt instrument and embedded derivatives. The fair value with gains or losses recognized in profit or loss of the embedded derivative liability is valued first, followed by the residual amount assigned to the host debt instrument.

The effective interest method is a method for calculating the amortized cost of a financial liability, and for allocating the interest expenses throughout the relevant credit period. The effective interest rate is the rate which accurately discounts the forecasted future cash flows over the financial liability’s expected lifetime to its’ carrying value, or, when appropriate, over a shorter period.